Business Combination and Related Transactions - Schedule of Business Acquisition, Pro Forma Information (Details) - Sense Photonics Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenue	$ 33,578	$ 21,930
Net (loss)	$ (107,352)	$ (139,850)